PARENT COMPANY FINANCIAL IFRS - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Loss for the year	$ (295,577)	$ (92,951)	$ (46,880)
Trade and other receivables	21,571	22,240
Non-current assets	431,349	606,138
Other receivables from group companies	319,351	329,443
Other taxes recoverable	50,649	42,627
Cash and cash equivalents at end of year	82,927	128,824	208,994
Current assets	454,623	501,638
Assets	885,972	1,107,776
Parent [member]
Disclosure of analysis of other comprehensive income by item [line items]
Cash and cash equivalents at end of year	34	799	1,520
Atento Luxco 1, S.A. [member]
Disclosure of analysis of other comprehensive income by item [line items]
Loss for the year	(1,569)	(1,120)	222
Investments	600,413	551,823
Trade and other receivables	7,498	8,676
Other receivables from group companies	10,477	6,996
Other taxes recoverable	226	198
Cash and cash equivalents at end of year	34	799
Assets	618,648	568,492
Subsidiaries [member]
Disclosure of analysis of other comprehensive income by item [line items]
Loss for the year	$ (294,007)	$ (91,831)	$ (47,102)